NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Operating	$ 730	$ 1,083	$ 1,065
Investing	(399)	(441)	(435)
Financing	(317)	(514)	(568)
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Operating	875	1,110	1,094
Investing	(406)	(437)	(439)
Financing	(455)	(555)	(613)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Operating	241	271	226
Investing	(372)	(416)	(413)
Financing	133	147	179
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Operating	634	839	868
Investing	(34)	(21)	(26)
Financing	$ (588)	$ (702)	$ (792)